Property, Plant and Equipment - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment acquired	€ 54.9	€ 33.0
Production and Logistics Facility in Wittichenau
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment acquired	18.0
Birkenstock Australia Pty. Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment acquired through business combinations	€ 0.6